                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                               -----------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number:  28-01221
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:

    /s/    Paul Mittelman              New York, NY          11/01/05
        --------------------      ---------------------    ------------
            [Signature]               [City, State]           [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    3
                                   --------------------

Form 13F Information Table Entry Total:             110
                                        ---------------

Form 13F Information Table Value Total:       1,231,679
                                        ---------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.      Form 13F File Number       Name

        1        28 - 10208                 Richmond Enterprises, Inc.
      -----           ----------------      --------------------------


        2        28 - 10207                 New York Community Bank
      -----           ----------------      -----------------------


        3        28 - 10200                 New York Community Bancorp, Inc.
      -----           ----------------      --------------------------------

                          Peter B. Cannell & Co., Inc.
                                   13 F REPORT
                            AS OF SEPTEMBER 30, 2005

                                                                                                         Voting Authority
                                                                                                        ----------------
                                                                   Value    Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class        CUSIP       (x$1000)  Prn Amt Prn  Call  Dscretn  Managers Sole   Shared  None
------------------------------  --------------      ---------     --------  ------- ---  ---- -------  --------- ----   ------  ----
ABBOTT LABORATORIES             COM                 002824100         954     22490 SH         Defined  1, 2, 3        22490
AFLAC CORPORATION               COM                 001055102        6303    139136 SH         Defined  1, 2, 3       139136
AGILENT TECHNOLOGIES            COM                 00846U101        3267     99750 SH         Defined  1, 2, 3        99750
ALEXANDER & BALDWIN INC         COM                 014482103        6127    115075 SH         Defined  1, 2, 3       115075
ALLERGAN INC                    COM                 018490102        2455     26800 SH         Defined  1, 2, 3        26800
AMB PROPERTY CORP               COM                 00163T109        5297    117980 SH         Defined  1, 2, 3       117980
AMERICAN FINANCIAL RLTY TR      COM                 02607P305         258     18150 SH         Defined  1, 2, 3        18150
AMERICAN INTL GROUP INC COM     COM                 026874107        4083     65897 SH         Defined  1, 2, 3        65897
AMGEN INC                       COM                 031162100         976     12250 SH         Defined  1, 2, 3        12250
ANALOG DEVICES                  COM                 032654105       28503    767454 SH         Defined  1, 2, 3       767454
APACHE CORPORATION              COM                 037411105        5641     75000 SH         Defined  1, 2, 3        75000
APPLERA CORP-APPLIED BIOSYSTEM  COM AP BIO GRP      038020103        1414     60850 SH         Defined  1, 2, 3        60850
AUTOMATIC DATA PROCESSING       COM                 053015103         504     11710 SH         Defined  1, 2, 3        11710
BAXTER INTERNATIONAL INC        COM                 071813109        3531     88575 SH         Defined  1, 2, 3        88575
BILL BARRETT CORP               COM                 06846N104       12515    339900 SH         Defined  1, 2, 3       339900
BP AMOCO P L C SPONSORED ADR    COM                 055622104         229      3234 SH         Defined  1, 2, 3         3234
BRASCAN CORP CL A               COM CLA LTD VT SH   10549P606       59887   1285125 SH         Defined  1, 2, 3      1285125
BRISTOL-MYERS SQUIBB CO.        COM                 110122108         917     38100 SH         Defined  1, 2, 3        38100
BROOKFIELD HOMES                COM                 112723101       50479    909035 SH         Defined  1, 2, 3       909035
CAPITOL FEDERAL FNL             COM                 14057c106        4519    132050 SH         Defined  1, 2, 3       132050
CARDIAC SCIENCE CORP            COM                 14141A108       10300    960856 SH         Defined  1, 2, 3       960856
CASCADE NATL GAS CORP           COM                 147339105        1565     71875 SH         Defined  1, 2, 3        71875
CELGENE CORP                    COM                 151020104       50739    934085 SH         Defined  1, 2, 3       934085
CENTENE CORP                    COM                 15135B101       32264   1289010 SH         Defined  1, 2, 3      1289010
CHARTER FINANCIAL CORP          COM                 16122M100        6561    192450 SH         Defined  1, 2, 3       192450
CHEESECAKE FACTORY INC          COM                 163072101       28207    902900 SH         Defined  1, 2, 3       902900
CHEVRON CORP                    COM                 166764100         882     13628 SH         Defined  1, 2, 3        13628
CHUBB CORP                      COM                 171232101         215      2400 SH         Defined  1, 2, 3         2400
CIMAREX ENERGY                  COM                 171798101       54172   1195055 SH         Defined  1, 2, 3      1195055
CISCO SYS INC COM               COM                 17275r102        3220    179690 SH         Defined  1, 2, 3       179690
COLGATE-PALMOLIVE CO            COM                 194162103         605     11455 SH         Defined  1, 2, 3        11455
COMPASS MINERALS INTL INC       COM                 20451N101       15320    666105 SH         Defined  1, 2, 3       666105
COUNTRYWIDE FINANCIAL           COM                 222372104       22222    673815 SH         Defined  1, 2, 3       673815
CREE, INC                       COM                 225447101         343     13700 SH         Defined  1, 2, 3        13700
CUTERA INC                      COM                 232109108       10172    392150 SH         Defined  1, 2, 3       392150
DISNEY WALT CO.                 COM DISNEY          254687106        1164     48246 SH         Defined  1, 2, 3        48246
DOMINION RESOURCES INC.         COM                 25746u109        1078     12511 SH         Defined  1, 2, 3        12511
DOVER CORPORATION               COM                 260003108        7040    172600 SH         Defined  1, 2, 3       172600
DRESS BARN INC                  COM                 261570105       13853    608650 SH         Defined  1, 2, 3       608650
DUKE ENERGY CORP                COM                 264399106        1768     60600 SH         Defined  1, 2, 3        60600
ECHOSTAR COMMUNICATIONS         COM CL A            278762109        1942     65675 SH         Defined  1, 2, 3        65675
EXXON MOBIL CORP                COM                 30231g102        2688     42311 SH         Defined  1, 2, 3        42311
FIRST DATA CORP                 COM                 319963104        3619     90471 SH         Defined  1, 2, 3        90471
GENERAL ELECTRIC COMPANY        COM                 369604103         701     20805 SH         Defined  1, 2, 3        20805
GOVERNMENT PROPERTIES TRUST IN  COM                 38374W107         252     25700 SH         Defined  1, 2, 3        25700
HARLEY DAVIDSON INC.            COM                 412822108         291      6000 SH         Defined  1, 2, 3         6000
HOME DEPOT                      COM                 437076102         251      6572 SH         Defined  1, 2, 3         6572
HORMEL FOODS CORP               COM                 440452100        4948    150000 SH         Defined  1, 2, 3       150000
HUDSON CITY BANCORP INC         COM                 443683107       87837   7381273 SH         Defined  1, 2, 3      7381273
IDACORP INC                     COM                 451107106        4559    151325 SH         Defined  1, 2, 3       151325
INTERNATIONAL BUSINESS MACHINE  COM                 459200101         201      2501 SH         Defined  1, 2, 3         2501
INTERNATIONAL RECTIFIER         COM                 460254105        2754     61100 SH         Defined  1, 2, 3        61100
JOHNSON & JOHNSON CO            COM                 478160104        3179     50230 SH         Defined  1, 2, 3        50230
KERR-MCGEE CORP                 COM                 492386107        1686     17358 SH         Defined  1, 2, 3        17358
KIMCO REALTY CORP               COM                 49446r109         825     26250 SH         Defined  1, 2, 3        26250
KINDER MORGAN INC               COM                 49455P101       14008    145675 SH         Defined  1, 2, 3       145675
LONGVIEW FIBRE CO               COM                 543213102       23852   1223795 SH         Defined  1, 2, 3      1223795
M&T BANK CORP.                  COM                 55261f104        2881     27257 SH         Defined  1, 2, 3        27257
MASSEY ENERGY CO                COM                 576206106       48863    956790 SH         Defined  1, 2, 3       956790
MENTOR CORP                     COM                 587188103        4855     88250 SH         Defined  1, 2, 3        88250
MERCK & CO INC                  COM                 589331107        2580     94800 SH         Defined  1, 2, 3        94800
MERCURY COMPUTER SYSTEMS        COM                 589378108        2464     93850 SH         Defined  1, 2, 3        93850
MFA MORTGAGE                    COM                 55272X102        1299    211900 SH         Defined  1, 2, 3       211900
MICROSOFT CORP.                 COM                 594918104        1742     67685 SH         Defined  1, 2, 3        67685
MILLIPORE CORP                  COM                 601073109        1324     21050 SH         Defined  1, 2, 3        21050
NATIONAL FINANCIAL PARTNR       COM                 63607P208       46765   1036000 SH         Defined  1, 2, 3      1036000
NEW YORK COMMUNITY BANCORP INC  COM                 649445103        2141    130542 SH         Defined  1, 2, 3       130542
NEWFIELD EXPLORATION CO         COM                 651290108       51902   1057075 SH         Defined  1, 2, 3      1057075
NISOURCE, INC.                  COM                 65473p105         218      9000 SH         Defined  1, 2, 3         9000
NORFOLK SOUTHERN CORP           COM                 655844108       40149    989875 SH         Defined  1, 2, 3       989875
NORTHROP GRUMMAN CORP           COM                 666807102       10005    184091 SH         Defined  1, 2, 3       184091
NORTHWEST NATURAL GAS           COM                 667655104         339      9100 SH         Defined  1, 2, 3         9100
ORACLE CORP.                    COM                 68389X105         149     12000 SH         Defined  1, 2, 3        12000
PALL CORP.                      COM                 696429307        1959     71250 SH         Defined  1, 2, 3        71250
PEABODY ENERGY                  COM                 704549104       45611    540735 SH         Defined  1, 2, 3       540735
PEPSICO INC COM                 COM                 713448108         612     10795 SH         Defined  1, 2, 3        10795
PFIZER INC.                     COM                 717081103         276     11055 SH         Defined  1, 2, 3        11055
PHELPS DODGE                    COM                 717265102       26475    203760 SH         Defined  1, 2, 3       203760
PLANTRONICS INC                 COM                 727493108        1219     39553 SH         Defined  1, 2, 3        39553
PMC COMMERCIAL TRUST            SHS BEN INT         693434102        6599    491350 SH         Defined  1, 2, 3       491350
PRINCIPAL FINL GROUP INC        COM                 74251V102         663     14000 SH         Defined  1, 2, 3        14000
PROCTER & GAMBLE CO             COM                 742718109         722     12136 SH         Defined  1, 2, 3        12136
PRUDENTIAL FINANCIAL INC        COM                 744320102         919     13600 SH         Defined  1, 2, 3        13600
PSB HOLDINGS INC                COM                 69360w108        1471    140093 SH         Defined  1, 2, 3       140093
RAYONIER INC                    COM                 754907103       54913    953028 SH         Defined  1, 2, 3       953028
RESMED INC                      COM                 761152107       10131    127200 SH         Defined  1, 2, 3       127200
SAFECO CORP                     COM                 786429100       10501    196750 SH         Defined  1, 2, 3       196750
SCHERING PLOUGH CORP            COM                 806605101        2859    135800 SH         Defined  1, 2, 3       135800
SCOTTS MIRACLE-GRO CO           COM CL A            810186106       37350    424765 SH         Defined  1, 2, 3       424765
SEALED AIR CORP                 COM                 81211k100         282      5950 SH         Defined  1, 2, 3         5950
SHERWIN WILLIAMS CO.            COM                 824348106        4407    100000 SH         Defined  1, 2, 3       100000
SIGMA ALDRICH CORP.             COM                 826552101         231      3600 SH         Defined  1, 2, 3         3600
SLM CORPORATION                 COM                 78442P106        4163     77611 SH         Defined  1, 2, 3        77611
SOUTHWESTERN ENERGY CO.         COM                 845467109        4257     58000 SH         Defined  1, 2, 3        58000
STANLEY WORKS                   COM                 854616109       37697    807560 SH         Defined  1, 2, 3       807560
STARBUCKS CORP.                 COM                 855244109         351      7000 SH         Defined  1, 2, 3         7000
TELEFLEX INC                    COM                 879369106       51325    728019 SH         Defined  1, 2, 3       728019
TEVA PHARMACEUTCL INDS ADR      COM                 881624209         504     15092 SH         Defined  1, 2, 3        15092
TIERONE CORP                    COM                 88650R108       29796   1132500 SH         Defined  1, 2, 3      1132500
UNILEVER N V                    NY SHS NEW          904784709        1889     26440 SH         Defined  1, 2, 3        26440
VENTANA MEDICAL SYSTEMS         COM                 92276h106         541     13000 SH         Defined  1, 2, 3        13000
WATTS WATER TECHNOLOGIES INC C  COM CL A            942749102         744     25800 SH         Defined  1, 2, 3        25800
WEINGARTEN RLTY INVS            SH BEN INT          948741103         232      6125 SH         Defined  1, 2, 3         6125
WERNER ENTERPRISES INC          COM                 950755108        4800    277600 SH         Defined  1, 2, 3       277600
WESTFIELD FINANCIAL INC         COM                 96008D101        9588    408015 SH         Defined  1, 2, 3       408015
WILEY JOHN & SONS INC.          COM CL A            968223206         703     16850 SH         Defined  1, 2, 3        16850
XTO ENERGY INC                  COM                 98385X106       39454    870570 SH         Defined  1, 2, 3       870570
YAHOO INC.                      COM                 984332106         338     10000 SH         Defined  1, 2, 3        10000
BAXTER INTERNATIONAL UNITS      CORP UNITS 7%       071813406        1063     18600 SH         Defined  1, 2, 3        18600
INTERNATIONAL RECTIFIER         NOTE 4.250% 7/1     460254ae5        6216   6310000 PRN        Defined  1, 2, 3      6310000
REPORT SUMMARY                                  110 DATA RECORDS  1231679    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.